Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about hedges [Abstract]
Details of derivative assets and derivative liabilities

Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Nominal Amount	Assets		Liabilities
		For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Swaps	150,710,490	35,503	218,140	665	17,654	266,207
Purchase options	530,000	—	10,461	—	—	—
Written options	525,000	—	—	—	—	12,438
Currency:
Futures	320,213	—	—	—	—	—
Forwards	88,376,776	—	843,621	—	—	777,039
Swaps	67,179,195	—	761,907	33,089	—	773,701
Purchase options	1,933,454	—	17,544	—	—	—
Written options	3,134,774	—	—	—	—	20,747
Equity:
Futures	186,737	—	—	—	—	—
Swaps	441,573	—	31,377	—	—	1,217
Purchase options	4,925,315	—	143,029	—	—	—
Written options	6,145,935	—	—	—	—	239,512

Total	324,409,462	35,503	2,026,079	33,754	17,654	2,090,861

	December 31, 2019
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	124,737	—	—	—	—	—	—
Swaps	150,731,987	—	111,764	300,750	1,323	—	413,195
Purchase options	460,000	—	—	11,888	—	—	—
Written options	395,789	—	—	—	—	—	9,655
Currency:
Futures	1,934	—	—	—	—	—	—
Forwards	113,988,295	—	—	1,447,811	321	—	1,030,246
Swaps	82,125,050	9,367	—	966,181	5,193	—	1,106,423
Purchase options	1,588,746	—	—	18,835	—	—	—
Written options	2,341,179	—	—	—	—	—	9,403
Equity:
Futures	630,562	—	—	—	—	—	—
Forwards	11	—	—	—	—	—	—
Swaps	1,280,436	—	—	1,217	—	—	54,393
Purchase options	8,851,984	—	—	175,221	—	—	—
Written options	8,978,953	—	—	—	—	—	219,831

Total	371,499,663	9,367	111,764	2,921,903	6,837	—	2,843,146

Details of nominal amounts of the hedging instrument

The nominal amounts of the hedging instrument are as follows (Unit: USD, EUR, SGD, JPY and Korean Won in millions):

	December 31, 2018
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	—	1,350,000,000	1,300,000,000	2,650,000,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	—	100,000	—	100,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	50,000,000	450,000,000	—	500,000,000
Foreign currencies translation risk
Currency swap (SGD)	—	204,000,000	—	204,000,000

	December 31, 2019
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	350,000,000	2,000,000,000	300,000,000	2,650,000,000
Cash flow hedge
Interest rate risk
Interest rate swap (EUR)	—	26,635,556	—	26,635,556
Interest rate swap (KRW)	—	100,000	—	100,000
Foreign currencies translation risk and interest rate risk
Currency swap(USD)	150,000,000	330,000,000	—	480,000,000
Foreign currencies translation risk
Currency swap (SGD)	136,000,000	68,000,000	—	204,000,000
Currency forward (JPY)	49,325,155	1,059,903,932	—	1,109,229,087

Details of average interest rate and average currency rate of the hedging instrument

The average interest rate and average currency rate of the hedging instrument as of December 31, 2018 and December 31, 2019 are as follows:

December 31, 2018
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swaps (USD)	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	CMS 3Y+0.40% receipt, 2.38% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 3M Libor+0.70% receipt, KRW 1.74% paid, KRW/USD = 1,136 USD 1M Libor+0.52% receipt, KRW 1.70% paid, KRW/USD = 1,178
Foreign currencies translation risk
Currency swap (SGD)	SGD 1.91% receipt, KRW 1.98% paid, KRW/SGD = 828

December 31, 2019
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
Cash flow hedge
Interest rate risk
Interest rate swap (EUR)	3M EURIBOR receipt, EUR 0.09% paid
Interest rate swap (KRW)	CMS 3Y+0.40% receipt, 2.38% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 3M Libor+0.80% receipt, KRW 1.45% paid, KRW/USD = 1,155 USD 1M Libor+0.54% receipt, KRW 1.53% paid, KRW/USD = 1,158
Foreign currencies translation risk
Currency swap (SGD)	SGD 1.91% receipt, KRW 1.98% paid, KRW/SGD = 828
Currency forward (JPY)	KRW/JPY = 10.47

Details of amounts related to items designated as heding instruments

The amounts related to items designated as hedging instruments are as follows (Unit: Korean Won in millions, USD, EUR, SGD and JPY):

	December 31, 2018
	Nominal amounts of the hedging instrument	Carrying amounts of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate swap	USD 2,650,000,000	35,503	17,654	Derivative assets (Designated for hedging) Derivative liabilities (Designated for hedging)	(27,362)
Cash flow hedge
Interest rate risk
Interest rate swap	KRW 100,000	—	665	Derivative liabilities (Designated for hedging)	(665)
Foreign currencies translation risk and interest rate risk
Currency swap	USD 500,000,000	—	28,907	Derivative liabilities (Designated for hedging)	21,582
Foreign currencies translation risk
Currency swap	SGD 204,000,000	—	4,182	Derivative liabilities (Designated for hedging)	2,353

	December 31, 2019
	Nominal amounts of the hedging instrument	Carrying amounts of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate swap	USD 2,650,000,000	111,764	—	Derivative assets (designated for hedging)	90,244
Cash flow hedge
Interest rate risk
Interest rate swap	EUR 26,635,556	—	43	Derivative liabilities (designated for hedging)	(43)
Interest rate swap	KRW 100,000	—	1,280	Derivative liabilities (designated for hedging)	(615)
Foreign currency translation risk and interest rate risk
Currency swap	USD 480,000,000	4,070	5,193	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	22,364
Foreign currency translation risk
Currency swap	SGD 204,000,000	5,297	—	Derivative assets (designated for hedging)	8,918
Currency forward	JPY 1,109,229,087	—	321	Derivative liabilities (designated for hedging)	321

Details of carrying amount to hedge and amount due to hedge accounting

Details of carrying amount to hedge and amount due to hedge accounting are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Carrying amounts of the hedging item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve(*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures	—	2,956,565	—	5,200	Debentures	25,498	—
Cash flow hedge
Interest rate risk
Debentures	—	99,911	—	—	Debentures	521	(371)
Foreign currencies translation risk and interest rate risk
Debentures	—	557,186	—	—	Debentures	(16,790)	(1,211)
Foreign currencies translation risk
Debentures	—	166,122	—	—	Debentures	(1,762)	(2,287)

(*)	After tax amount

	December 31, 2019
	Carrying amounts of the hedging item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve(*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures	—	3,151,172	—	91,368	Debentures	(85,984)	—
Cash flow hedge
Interest rate risk
Borrowings in foreign currency	—	34,443	—	—	Borrowing foreign currency	43	(43)
Debentures	—	99,941	—	—	Debentures	663	(821)
Foreign currencies translation risk and interest rate risk
Debentures	—	554,433	—	—	Debentures	(25,057)	(2,525)
Foreign currencies translation risk
Debentures	—	174,708	—	—	Debentures	(8,315)	(2,304)

(*) After tax amount

Details of amounts recognized in profit or loss due to the ineffective portion of fair value hedges

Amounts recognized in profit or loss due to the ineffective portion of fair value hedges during the current period are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2018
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(1,864)	Other net operating income(expense)

		For the year ended December 31, 2019
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	4,260	Other net operating income(expense)

Details of reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges

Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2018
		Changes in the value of hedging instruments recognized in cash flow hedge reserve	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item in the profit or loss that includes hedge ineffectiveness	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(517)	(148)	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	21,429	153	(882)	Other net operating income (expense)	(23,084)	Other net operating income (expense)
	Foreign currencies translation risk	2,353	—	(491)	Other net operating income (expense)	(3,601)	Other net operating income (expense)

		For the year ended December 31, 2019
		Changes in the value of hedging instruments recognized in cash flow hedge reserve	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item in the profit or loss that includes hedge ineffectiveness	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(658)	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	21,420	944	838	Other net operating income (expense)	(23,541)	Other net operating income (expense)
	Foreign currencies translation risk	7,638	1,601	560	Other net operating income (expense)	(8,215)	Other net operating income (expense)